Annual Total Returns - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI International Low Volatility Index Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	May 29, 2015
Fidelity SAI International Low Volatility Index Fund
Bar Chart Table:
Annual Return 2016	2.43%
Annual Return 2017	21.40%
Annual Return 2018	(4.86%)
Annual Return 2019	16.08%
Annual Return 2020	(1.57%)
Annual Return 2021	9.90%
Annual Return 2022	(13.48%)